Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Share capital, shares outstanding (in shares)	86,511,713	77,858,502	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 1	$ 2.50